Stock Options and Warrants (Tables)	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The tables below summarize the assumptions used to estimate the fair values of the options and warrants:

Number of Options*	Date Issued	Exercise Price	Risk-free Interest Rate	Volatility	Life of Options in Years
75,000	01/16/17	$0.75	1.54%	226.01%	3.00
6,000,000	01/20/17	$0.15	1.54%	220.00%	3.00
3,000,000	01/20/17	$0.15	1.54%	220.00%	4.00
350,000	01/31/17	$0.15	1.19%	132.84%	1.93
100,000	02/01/17	$0.15	1.22%	134.90%	2.00
100,000	03/13/17	$0.15	1.40%	144.84%	2.00
20,000	03/21/17	$0.15	1.54%	233.07%	3.00
5,000	04/30/17	$0.75	1.45%	219.35%	3.00
1,700,000	05/05/17	$1.47	1.71%	565.34%	4.00
1,000,000	05/05/17	$1.47	1.32%	202.99%	2.00
80,000	05/31/17	$0.75	1.44%	196.06%	3.00
660,000	06/12/17	$2.50	1.64%	589.85%	4.00
5,000	06/30/17	$3.49	1.55%	197.13%	3.00
5,000	07/31/17	$3.50	1.51%	170.61%	3.00
300,000	07/31/17	$3.16	1.63%	296.38%	4.00
37,500	08/25/17	$2.50	1.62%	170.38%	3.00
25,000	08/31/17	$3.75	1.44%	170.57%	3.00
13,462,500

*The number of outstanding options above does not include an option awarded to the Company’s President to purchase 10,000,000 shares of Class A common stock at an exercise price of $1.00 per share. The option is only exercisable under certain limited circumstances, one of which is that the market price of the Class A common stock reaches a price of $15.00 per share.  Once vested, these additional options must be exercised within two years of vesting. The number of options and warrants including these 10,000,000 options totals 24,045,000.

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Date Issued	Exercise Price	Risk-free Interest Rate	Volatility	Life of Warrants in Years
500,000	03/15/17	$0.15	1.02%	114.94%	1.40
82,500	08/24/17	$3.00	1.63%	285.16%	4.00
582,500

Options* and Warrants
14,045,000

*The number of outstanding options above does not include an option awarded to the Company’s President to purchase 10,000,000 shares of Class A common stock at an exercise price of $1.00 per share. The option is only exercisable under certain limited circumstances, one of which is that the market price of the Class A common stock reaches a price of $15.00 per share.  Once vested, these additional options must be exercised within two years of vesting. The number of options and warrants including these 10,000,000 options totals 24,045,000.